RELATED PARTY TRANSACTIONS (Details) - Schedule of Loan Balances Outstanding - Key management personnel of entity or parent [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loans
Beginning Balance	£ 2	£ 2	£ 4
Advanced (includes loans of appointed key management personnel)	1	1	1
Repayments (includes loans of former key management personnel)	(1)	(1)	(3)
Ending Balance	£ 2	£ 2	£ 2